Summary of significant accounting policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of significant accounting policies
Basis of presentation
(a)	Basis of presentation

The accompanying unaudited condensed consolidated financial statements of ECARX Holdings Inc. (“the Company”), its consolidated subsidiaries, variable interest entity (“VIE”) and VIE’s subsidiaries (the “VIEs”, collectively referred to as “the Group”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted as permitted by rules and regulations of the United States Securities and Exchange Commission. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements of the Group as of and for the year ended December 31, 2022.

The accompanying unaudited condensed consolidated financial statements were prepared assuming the Group will continue as a going concern. The Group generated a net loss of RMB411,327 and net cash outflows from operations of RMB962,893 for the six months ended June 30, 2023. As of June 30, 2023, the Group’s consolidated current liabilities exceeded current assets in the amount of RMB422,243. The Group plans to obtain additional loan facilities from banks and financial support from its controlling shareholder, as well as renew its existing bank loans when they fall due, as necessary, although such plans are contingent upon many factors out of the control of the Group.

In the opinion of the management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of June 30, 2023, the results of operations and cash flows for the six months ended June 30, 2022 and 2023, have been made.

The preparation of unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and reported revenues and expenses during the periods presented in the unaudited condensed consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, service period of connectivity services, allowance for doubtful accounts receivables, other non-current assets and amounts due from related parties, realizability of inventories, accrual for warranty obligations, useful lives and recoverability of property, equipment and intangible assets and right-of-use assets, recoverability of long-term investments, valuation allowance of deferred tax assets, fair values of share-based compensation awards, warrant liabilities, incremental borrowing rates of leases. Changes in facts and circumstances may result in these estimates to be revised. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

(a)	Basis of presentation

These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

The consolidated financial statements are presented in Renminbi (“RMB”), rounded to the nearest thousand.

These consolidated financial statements have been prepared assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

Historically, the Group had relied principally on proceeds from the issuance of redeemable convertible preferred shares and bank borrowings to finance its operations and business expansion. Considering the planned merger and listing of its shares during the year ended December 31, 2022, the Company’s financing needs included non-routine expenditure coupled with the uncertainty around the Merger with COVA and listing of its shares. These factors cast substantial doubt over the Company’s ability to continue as a going concern at the end of the year ended December 31, 2021. This uncertainty was partially alleviated by consummation of the Merger and the financing transactions as referred to in Note 1(b).

As of December 31, 2022, the Group had an accumulated deficit of RMB5,730,180 and its consolidated current liabilities exceeded current assets in the amount of RMB74,108. In addition, the Group recorded net cash used in operating activities in the amount of RMB461,337 for the year ended December 31, 2022. The Group has evaluated plans to continue as a going concern which include receiving proceeds from the disposal of an equity security in the amount of US$115,000 in January 2023 and proceeds from a long-term related party loan in the amount of RMB300,000 in January 2023, which is due on June 30, 2024. On such basis, management concludes that there is no substantial doubt about the Group’s ability to continue as a going concern.

A combination between entities under common control
(b)	A combination between entities under common control

On June 30, 2023, Ecarx (Hubei) Tech Co. Ltd. (“Ecarx Hubei”) made additional capital injection amounting to RMB266,667 to JICA Intelligent Robotics Co., Ltd. (“JICA”), of which RMB1,000 was paid on June 30, 2023 and the remaining RMB265,667 is payable within the next 3 years. Previously, Ecarx Hubei held 50% ownership interest in JICA, with the other 50% owned by Geely Automotive Group Co., Ltd. (“Geely Auto”), an entity under common control. Following the additional investment in JICA, Ecarx Hubei now owns a controlling interest of 70% in JICA. As the acquisition of JICA was a combination between entities under common control, these consolidated financial statements have been presented by combining assets, liabilities, revenues, expenses and equity of Ecarx and JICA using the pooling-of interests method as if the transaction occurred at the beginning of the comparative period presented. All intercompany transactions and balances between the combining entities have been eliminated.

The following table summarizes the results of operations and net assets of JICA consolidated in these unaudited condensed consolidated financial statements. The amounts are after eliminating transactions between the Group and JICA.

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
ASSETS
Current assets	572,259	519,803
Non-current assets	43,655	45,941
Total assets	615,914	565,744

LIABILITIES
Current liabilities	486,351	384,556
Non-current liabilities	9,229	9,602
Total liabilities	495,580	394,158

	Six Months Ended June 30,
	2022	2023
	RMB	RMB
Revenues	1,422	12,614
Cost of revenues	(117)	(5,563)
Gross profit	1,305	7,051

Loss from operations	(64,065)	(102,651)
Loss before income taxes	(33,389)	(100,278)
Net loss	(40,882)	(100,278)

Risks and Concentration
(c)	Risks and concentration

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, restricted cash, accounts receivables, amounts due from related parties, notes receivable and non-current assets.

The Group’s policy requires cash and restricted cash to be placed with high quality financial institutions. The Group regularly evaluates the credit standing of the counterparties or financial institutions.

The Group conducts credit evaluations on its customers prior to delivery of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on site visits by senior management. Based on this analysis, the Group determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Group will not deliver the services or sell the products to the customer or require the customer to pay cash to secure payment or to make significant down payments.

Concentration of customers and suppliers

The Group currently has a concentrated customer base with a limited number of key customers, particularly Geely Group and its subsidiaries. Geely Group and its subsidiaries represents 92.1% and 79.2% of the Group’s accounts receivable - related parties, net, as of December 31, 2022 and June 30, 2023, respectively. During the six months ended June 30, 2022 and 2023, Geely Group and its subsidiaries contributed 73.6% and 73.7% of the Group’s total revenues, respectively, which excluded the sales of SoC core modules or software licenses by the Group to its third-party customers that were integrated into infotainment and cockpit products and sold by such third-party customers to Geely Group and its subsidiaries.

The following table summarizes customers with greater than 10.0% of the accounts receivable - related parties, net:

	As of December 31,	As of June 30,
	2022	2023
Customer A, a related party	92.1%	79.2%
Customer B, a related party	Less than 10.0%	10.5%

The following table summarizes customers with greater than 10.0% of the accounts receivable - third parties, net:

	As of December 31,	As of June 30,
	2022	2023
Customer C, a third party	48.9%	40.4%
Customer D, a third party	30.4%	29.7%
Customer E, a third party	Less than 10.0%	10.6%
Customer F, a third party	Less than 10.0%	12.6%

Customers contributing more than 10.0% of total revenues were as follows:

	Six Months Ended June 30,
	2022	2023
Customer A, a related party	73.6%	73.7%
Customer C, a third party	11.4%	Less than 10.0%

The following table summarizes suppliers with greater than 10.0% of the accounts payable:

	As of December 31,	As of June 30,
	2022	2023
Supplier A, a third party	19.0%	18.5%
Supplier B, a third party	10.9%	Less than 10.0%
Supplier C, a third party	19.1%	17.6%

Suppliers contributing more than 10.0% of total purchases were as follows:

	Six Months Ended June 30,
	2022	2023
Supplier D, a third party	12.5%	Less than 10.0%
Supplier A, a third party	14.5%	23.3%
Supplier E, a related party	10.7%	Less than 10.0%
Supplier C, a third party	Less than 10.0%	13.3%

Leases
(x)	Leases

The Group leases premises for offices under non-cancellable operating leases. There are no capital improvement funding, lease concessions, escalated rent provisions or contingent rent in the lease agreements. The Group has no legal or contractual asset retirement obligations at the end of the lease term.

Right-of-use assets and lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term. As the rate implicit in the lease cannot be readily determined, the Group uses different incremental borrowing rates for subsidiaries in different countries at the lease commencement date in determining the present value of lease payments. The incremental borrowing rates were determined based on the rates of interest that each subsidiary would be expected to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term.

The Group has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less and recognizes a single lease cost on a straight-line basis over the lease term.

Prior to the adoption of ASC Topic 842, operating leases were not recognized on the balance sheet of the Group, but payments made for those leases were charged to the consolidated statements of comprehensive loss on a straight-line basis over the term of underlying lease.

Credit losses
(d)	Credit losses

The Group adopted ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, and subsequent amendments to the initial guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11 and ASU 2020-02, collectively referred to as “ASC 326” on January 1, 2023 using the modified retrospective approach. ASC 326 requires the measurement and recognition of expected credit losses using the current expected credit loss model for financial assets held at amortized cost, which includes the Group’s accounts receivable, notes receivable, amounts due from related parties and other financial assets. It replaces the existing incurred loss impairment model with an expected loss methodology. The recorded credit losses are adjusted each period for changes in expected lifetime credit losses. On adoption of ASC 326, there is no change to accumulated deficit as of January 1, 2023.

Revenue recognition
(q)	Revenue recognition

The Group accounts for revenue in accordance with Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers (“ASC 606”) since January 1, 2018. In accordance with ASC 606, the Group recognizes revenue upon the transfer of control of promised products or services to the Group’s customers, in the amount of consideration the Group expects to receive for those products or services (excluding VAT collected on behalf of government authorities).

The Group generates revenues from sales of goods, software license and services.

Sales of goods

Sales of goods include the following products:

a.	Automotive computing platform, which Tier 1 automotive suppliers or the Original Equipment Manufacturers (“OEM”) purchase from the Group and assemble on cars with infotainment head unit or digital cockpit;
b.	SoC core modules, where the Group sells standardized computing board, which integrates SoC with core integrated circuits and peripherals to Tier 1 automotive suppliers or the OEMs; and
c.	Automotive merchandise and other products, which are primarily basic electronic components such as resistor, capacitor and circuit board sold to automotive suppliers.

The Group is mainly engaged by the related parties to manufacture and sell automotive computing platforms. The Group also generates revenue from the sales of SoC core modules, automotive merchandise and other products. Revenues are recognized when the automotive computing platform, SoC core modules, automotive merchandise or other products are accepted by the customers, which is the point in time that control of the product is transferred to the customers. The selling price, which is specified in the purchase orders, is fixed. The Group determines that it is the principal of the contract and recognizes revenue generated from sales of products on a gross basis as the Group has control of products before they are transferred to the customers. Unless a product was defective, the Group does not provide customers any right of product return.

Software license revenues

Software license revenues include revenues from the sales of software stack, which incorporates the service software framework to connect the application layer to the operating system layer of the overall cockpit system.

The Group generates revenues from licensing its software to its customers, which are Tier 1 automotive suppliers, in two types of contracts. Customers may subscribe to term licenses or purchase perpetual licenses, which provide customer with the same functionality but for different duration.

For subscription to licenses, the Group licenses its software to its customers for a fixed period. The customers then indicate their acceptance upon receiving the software by providing a written notice. For perpetual licenses, the Group does not license customers for a specific period and it is accepted by customer with an acceptance notice.

The Group’s software licenses have significant standalone functionality which is not expected to substantively change during the license term. The nature of the software is functional and a right to use the Group’s intellectual property according to ASC 606. Revenues related to the fixed period software licenses, is fixed and are recognized at a point in time upon customers’ acceptance which is when the control is transferred to the customer. Revenues related to perpetual licenses are recognised when subsequent sale occurs using the sales-based royalties guidance under ASC 606 as this type of software is invoiced based on the subsequent sale made by Tier 1 automotive suppliers to the OEMs after the software has been configured into Tier 1 supplier’s auto parts. The license does not have a renewal term. Post-contract customer support, which includes technical support and unspecified minor bug fixes, are provided to all customers. The post-contract customer support is not material and not accounted for as a distinct performance obligation.

Service revenues

The Group generates revenues by provision of the following services:

a.	Automotive computing platform design and development service;
b.	Connectivity service, which enables end-users of automobiles access internet; and,
c.	Other services, including technical consulting services provided to automotive companies. The performance obligations are satisfied, and revenues are recognised, at a point in time the customers accept the services, as the criteria for recognition of revenue over time are not met.

The Group provides design and development services on automotive computing platform for OEMs. The contracts for design and development services are separate from the contracts for manufacture of automotive computing platform because they are not entered into at or near the same time. The service contracts for design and development services are entered into with the customers near the end of the development process. The Group does not have any enforceable right to payment before the agreed deliverables are accepted by customers. Therefore, the Group recognizes revenue at a point in time when the agreed deliverables are accepted by customers.

Starting from January 1, 2022, the Group entered into a number of contracts with OEMs upon the commencement of design and development services on automotive computing platform. After the fulfilment of the design and development services, the Group delivers customized deliverables to the OEMs.

For such contracts, the Group recognizes revenue at a point in time because (1) the customer does not receive benefits until the delivery of deliverables; (2) the Company does not create or enhance assets which the customer controls as the assets are created or enhanced; and (3) the Group does not have any enforceable rights to payment for performance completed to date before the deliverables are accepted by the customers.

Costs incurred to fulfill such service contracts which are not within the scope of other guidance are recognized as contract cost assets, as the costs relate directly to the service contracts that the Group can specifically identify. The costs are expected to be recovered and generate or enhance resources of the Group that will be used in satisfying performance obligations of design and development services for the OEMs in the future.

In the process of executing the service contracts, the Group recognizes an impairment loss of contract cost assets in the statement of comprehensive loss to the extent that the carrying amount of the assets exceeds:

a.	The amount of consideration that the Group expects to receive in the future and that the Group has received but not recognized as revenue, for providing the design and development services, less
b.	The costs that relate directly to providing those services and that have not been recognized as expenses.

The Group purchases data traffic from its suppliers and maintains a data pool to provide connectivity service to its related parties with the provision of data service packs. The connectivity service commences upon activation of the data service packs and remains effective with agreed standard connectivity speed (1) over the duration of ownership under the first registered owner of the automobiles or (2) over the shorter of (i) an agreed fixed period or (ii) the duration of ownership under the first registered owner. Therefore, the Group estimates the period when the data service pack is activated and recognizes revenue over the estimated period on a straight-line basis. The Group determines that it is the principal in providing such connectivity service, as it has control over the services, including negotiating arrangement details with customers, establishing prices for service packs sold, selecting data traffic suppliers and management of the data traffic pool to fulfil users’ needs.

Fair value measurements
(e)	Fair value measurements

Financial assets and liabilities of the Group primarily consist of cash, restricted cash, accounts receivables, notes receivable, amounts due from related parties, foreign exchange swaps included in prepayments and other current assets, equity securities, short-term borrowings, accounts payable, amounts due to related parties, notes payable, warrant liabilities, convertible notes, and other payables included in accrued expenses and other current liabilities.

The Group measures the foreign currency swaps at fair value on a recurring basis using quoted prices with other observable inputs and categorized in Level 2 of the fair value hierarchy. The Group measures equity securities at fair value on a recurring basis using observable inputs in active markets and categorized in Level 1 of the fair value hierarchy. The Group measures warrant liabilities at fair value on a recurring basis using unobservable inputs and categorized in Level 3 of the fair value hierarchy. As of December 31, 2022 and June 30, 2023, the carrying values of other financial instruments approximate their fair values due to the short-term maturity of these instruments.

(p)	Fair value measurement

The Group measures certain assets and liabilities at fair value. Fair value is the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources while unobservable inputs reflect a reporting entity’s pricing based upon their own market assumptions.

The fair value hierarchy consists of the following three levels:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.

Financial assets and liabilities of the Group primarily consist of cash, restricted cash, accounts receivables, amounts due from related parties, notes receivable, short-term borrowings, accounts payable, amounts due to related parties, notes payable and warrant liabilities, convertible notes, and other payables included in accrued expenses and other current liabilities. The Group measures warrant liabilities at fair value on a recurring basis using unobservable inputs and categorized in Level 3 of the fair value hierarchy. As of December 31, 2021 and 2022, the carrying values of other financial instruments approximate their fair values due to the short-term maturity of these instruments.

Convenience translation
(f)	Convenience translation

The United States dollar (“US$”) amounts disclosed in the accompanying unaudited condensed consolidated financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00=RMB7.2513, the certified noon buying rate set forth in the H.10 statistical release of the Federal Reserve Board on June 30, 2023. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on June 30, 2023, or at any other rate.